Loans and Borrowings - Disclosure of Detailed Information about Borrowings Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 21, 2023	Dec. 31, 2022	Mar. 31, 2020	Apr. 30, 2019
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 924,980		$ 828,024
Current	138,604		0
Non-current	786,376		828,024
Loans and borrowings	924,980		828,024
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	527,368		560,788
Loans and borrowings	527,368		560,788
2023 convertible notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	123,720	$ 172,500	0
Loans and borrowings	123,720	$ 172,500	0
2020 convertible notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	135,288		132,196	$ 139,300
Loans and borrowings	135,288		132,196	$ 139,300
2019 convertible notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	138,604		135,040		$ 139,700
Loans and borrowings	$ 138,604		$ 135,040		$ 139,700